Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Noncurrent Provisions [line items]
Beginning balance	£ 227.9	£ 183.6
Charged to the income statement	21.0	20.3
Acquisitions	26.8	15.0
Utilised	(27.4)	(32.8)
Released to the income statement	(11.4)	(6.6)
Transfers	7.2	13.0
Exchange adjustments	(15.1)	35.4
Ending balance	229.0	227.9
Property [Member]
Disclosure Of Noncurrent Provisions [line items]
Beginning balance	58.5	52.7
Charged to the income statement	4.1	5.8
Acquisitions	4.0	11.1
Utilised	(6.0)	(14.7)
Released to the income statement	(5.5)	(2.9)
Transfers	0.1	(1.6)
Exchange adjustments	(2.6)	8.1
Ending balance	52.6	58.5
Other [member]
Disclosure Of Noncurrent Provisions [line items]
Beginning balance	169.4	130.9
Charged to the income statement	16.9	14.5
Acquisitions	22.8	3.9
Utilised	(21.4)	(18.1)
Released to the income statement	(5.9)	(3.7)
Transfers	7.1	14.6
Exchange adjustments	(12.5)	27.3
Ending balance	£ 176.4	£ 169.4